Tax - Tax charge (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax:
Charge for the year	£ (191)	£ (673)	£ (1,025)
Over provision in respect of prior years	86	122	125
Total current tax	(105)	(551)	(900)
Deferred tax:
Credit/(charge) for the year	251	38	(280)
(Decrease)/increase in the carrying value of deferred tax assets in respect of UK and Ireland losses	(139)	62	7
(Under)/over provision in respect of prior years	(90)	19	(35)
Tax charge for the year	£ (83)	£ (432)	£ (1,208)